Document and Entity Information (USD $)	12 Months Ended
	Feb. 28, 2013	Jun. 14, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.
Document Period End Date	Feb 28, 2013
Trading Symbol	ppi
Entity Registrant Name	PASSPORT POTASH INC
Entity Central Index Key	0001508128
Current Fiscal Year End Date	--02-29
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		183,593,073
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float		$ 34,882,683
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Statements of financial position (USD $)	Feb. 28, 2013	Feb. 29, 2012
Current assets
Cash and cash equivalents	$ 1,643,771	$ 8,599,010
Receivables	56,526	47,075
Injunction bond	350,000	0
Prepaid expenses	272,750	79,837
Deferred issuance costs	37,380	0
Total current assets	2,360,427	8,725,922
Equipment	824	1,044
Unproven mineral properties	1,600,000	1,300,000
Long term deposit	975,000	225,000
Reclamation deposits	15,000	15,000
Total non-current assets	2,590,824	1,541,044
TOTAL ASSETS	4,951,251	10,266,966
Current liabilities
Trade payables and accrued liabilities	1,053,170	522,649
Convertible debentures	1,624,128	0
Convertible debentures - subscriptions received	350,000	0
Derivative liability	1,619,786	6,374,170
TOTAL LIABILITIES	4,647,084	6,896,819
STOCKHOLDERS' EQUITY
Common stock - Unlimited authorized without par value, 183,551,407 and 169,323,707 issued and outstanding at February 28, 2013 and February 29, 2012, respectively	33,659,380	31,286,606
Additional paid-in capital	15,088,169	11,052,223
Accumulated deficit	(13,514,818)	(13,514,818)
Deficit accumulated during exploration stage	(34,928,564)	(25,453,864)
TOTAL STOCKHOLDERS' EQUITY	304,167	3,370,147
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,951,251	$ 10,266,966

Consolidated Statements of financial position (Parenthetical) (USD $)	Feb. 28, 2013	Feb. 29, 2012
Common Stock, No Par Value
Common Stock, Shares, Issued	183,551,407	169,323,707
Common Stock, Shares, Outstanding	183,551,407	169,323,707

Consolidated statements of operations (USD $)	12 Months Ended		69 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013
Operating Expenses
Administration	$ 61,355	$ 215,687	$ 902,859
Advertising	577,105	1,028,472	1,741,485
Business development	605,170	411,367	1,016,537
Consulting fees	961,108	2,783,987	8,221,714
Depreciation	220	278	2,217
Foreign exchange loss	175,791	198,974	133,503
Investor relations	279,045	487,996	1,257,798
Management fees	667,963	1,088,541	3,281,301
Mineral property impairment	0	0	652,784
Mineral property option payments and exploration costs	9,411,342	7,286,863	20,669,611
Office and miscellaneous	110,181	59,905	297,726
Professional fees	717,311	253,380	1,274,721
Property investigation costs	0	24,483	24,483
Transfer agent and filing fees	61,751	79,186	344,953
Net loss before other items	(13,628,342)	(13,919,119)	(39,821,690)
Other items
Accretion expense	(93,566)	0	(93,566)
Change in fair value of derivative liability	4,219,489	22,209,156	4,780,839
Interest income	27,719	62,497	90,216
Loss on debt settlement	0	0	(37,488)
Other income	0	153,125	153,125
Operating Income (Loss)	4,153,642	22,424,778	4,893,126
Net profit (loss)	$ (9,474,700)	$ 8,505,659	$ (34,928,564)
Earnings (loss) per share - basic	$ (0.05)	$ 0.06
Earnings (loss) per share - dilutive	$ (0.05)	$ 0.06
Weighted average number of shares outstanding during the year - basic	174,339,008	131,524,259
Weighted average number of shares outstanding during the year - dilutive	174,339,008	141,311,514

Consolidated statements of cash flows (USD $)	12 Months Ended		69 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013
Operating activities
Profit (Loss) for the year	$ (9,474,700)	$ 8,505,659	$ (34,928,564)
Adjustments for:
Accretion	93,566	0	93,566
Depreciation	220	278	2,217
Interest expense on convertible debentures	19,623	0	19,623
Fair value adjustment on warrants	(4,219,489)	(22,209,156)	(4,780,839)
Foreign exchange	0	0	(256,260)
Loss on debt settlement	0	0	37,488
Mineral property option payments - shares	485,822	669,384	1,948,597
Other income	0	(138,474)	(138,474)
Stock-based compensation	327,861	4,063,925	11,221,258
Changes in non-cash working capital items:
Receivables	(9,451)	(21,405)	(56,526)
Injunction bond	(350,000)	0	(350,000)
Prepaid expenses	(192,913)	(20,364)	(270,648)
Trade payables and accrued liabilities	530,521	227,345	1,024,269
Net cash flows used in operating activities	(12,788,940)	(8,922,808)	(26,434,293)
Investing activities
Reclamation deposits	0	(606)	(15,000)
Long term deposits	(750,000)	(225,000)	(975,000)
Mineral property acquisition costs	(300,000)	(1,300,000)	(1,600,000)
Net cash flows used in investing activities	(1,050,000)	(1,525,606)	(2,590,000)
Financing activities
Debentures - net of issue costs	5,180,054	0	5,180,054
Subscriptions received	350,000	0	350,000
Proceeds on issuance of common shares - net of issue costs	1,353,647	8,328,011	25,138,010
Net cash flows from financing activities	6,883,701	8,328,011	30,668,064
(Decrease) increase in cash and cash equivalents	(6,955,239)	(2,120,403)	1,643,771
Cash and cash equivalents, beginning	8,599,010	10,719,413	0
Cash and cash equivalents, ending	1,643,771	8,599,010	1,643,771
Supplemental disclosures:
Income tax	0	0	0
Interest	0	0	0
Cash at bank	1,643,771	5,355,490	0
Guaranteed investment certificates	$ 0	$ 3,243,520	$ 0

Consolidated statements of shareholders equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Beginning Balance at May. 22, 2007	$ 12,909,530	$ 28,190	$ (13,514,818)		$ (577,098)
Beginning Balance (Shares) at May. 22, 2007	11,029,389
Net Loss				(639,925)	(639,925)
Shares issued for cash private placement	982,322				982,322
Shares issued for cash private placement (Shares)	10,246,398
Shares issued for cash warrant exercise	294,325				294,325
Shares issued for cash warrant exercise (Shares)	2,800,000
Shares issued to acquire unproven mineral properties	34,402				34,402
Shares issued to acquire unproven mineral properties (Shares)	300,000
Shares issued for cash option exercise	47,474				47,474
Shares issued for cash option exercise (Shares)	621,000
Stock-based compensation		267,286			267,286
Ending Balance at Feb. 28, 2008	14,268,053	295,476	(13,514,818)	(639,925)	408,786
Ending Balance (Shares) at Feb. 28, 2008	24,996,787
Beginning Balance at Feb. 29, 2008
Net Loss				(1,114,326)	(1,114,326)
Shares issued for cash warrant exercise	670,195				670,195
Shares issued for cash warrant exercise (Shares)	5,557,738
Shares issued to acquire unproven mineral properties	81,504				81,504
Shares issued to acquire unproven mineral properties (Shares)	225,000
Share issue costs	(48,680)	61,578			12,898
Share issue costs (Shares)	100,000
Stock-based compensation		174,784			174,784
Ending Balance at Feb. 28, 2009	14,971,072	531,838	(13,514,818)	(1,754,251)	233,841
Ending Balance (Shares) at Feb. 28, 2009	30,879,525
Net Loss				(996,441)	(996,441)
Shares issued for cash private placement	491,933				491,933
Shares issued for cash private placement (Shares)	4,971,136
Transfer to derivative liability warrants issued	(359,669)				(359,669)
Share issue costs cash	(37,654)				(37,654)
Share issue costs warrants issued to finders	(26,505)	26,505
Cancelled shares (Shares)	(106)
Shares issued to acquire unproven mineral properties	244,142				244,142
Shares issued to acquire unproven mineral properties (Shares)	2,931,000
Stock-based compensation		170,281			170,281
Ending Balance at Feb. 28, 2010	15,283,319	728,624	(13,514,818)	(2,750,692)	(253,567)
Ending Balance (Shares) at Feb. 28, 2010	38,781,555
Net Loss				(31,208,831)	(31,208,831)
Shares issued for cash private placement	8,389,473				8,389,473
Shares issued for cash private placement (Shares)	51,411,839
Transfer to derivative liability warrants issued	(9,688,049)				(9,688,049)
Share issue costs cash	(121,888)				(121,888)
Share issue costs warrants issued to finders	(9,853)	9,853
Shares issued for cash warrant exercise	3,988,062				3,988,062
Shares issued for cash warrant exercise (Shares)	19,574,138
Shares issued to acquire unproven mineral properties	433,343				433,343
Shares issued to acquire unproven mineral properties (Shares)	6,000,000
Shares issued for cash option exercise	752,110				752,110
Shares issued for cash option exercise (Shares)	5,686,000
Transfer from derivative liability warrants exercised	5,288,864				5,288,864
Stock-based compensation		6,217,121			6,217,121
Ending Balance at Feb. 28, 2011	24,315,381	6,955,598	(13,514,818)	(33,959,523)	(16,203,362)
Ending Balance (Shares) at Feb. 28, 2011	121,453,532
Net Loss				8,505,659	8,505,659
Shares issued for cash private placement	7,537,877				7,537,877
Shares issued for cash private placement (Shares)	41,666,425
Transfer to derivative liability warrants issued	(3,668,077)				(3,668,077)
Share issue costs cash	(67,336)				(67,336)
Share issue costs warrants issued to finders	(32,700)	32,700
Shares issued for cash warrant exercise	319,105				319,105
Shares issued for cash warrant exercise (Shares)	2,275,000
Shares issued to acquire unproven mineral properties	669,384				669,384
Shares issued to acquire unproven mineral properties (Shares)	1,000,000
Shares issued for cash option exercise	538,365				538,365
Shares issued for cash option exercise (Shares)	2,928,750
Transfer from derivative liability warrants exercised	1,674,607				1,674,607
Stock-based compensation		4,063,925			4,063,925
Ending Balance at Feb. 29, 2012	31,286,606	11,052,223	(13,514,818)	(25,453,864)	3,370,147
Ending Balance (Shares) at Feb. 29, 2012	169,323,707
Net Loss				(9,474,700)	(9,474,700)
Shares issued for cash private placement	402,632				402,632
Shares issued for cash private placement (Shares)	2,224,999
Transfer to derivative liability warrants issued	(216,796)				(216,796)
Share issue costs cash	(11,598)				(11,598)
Share issue costs warrants issued to finders	(1,590)	1,590
Shares issued for cash warrant exercise	962,613				962,613
Shares issued for cash warrant exercise (Shares)	9,602,701
Shares issued to acquire unproven mineral properties	485,822				485,822
Shares issued to acquire unproven mineral properties (Shares)	2,400,000
Amount allocated to share purchase warrants on issuance of Debenture		1,478,442			1,478,442
Amount allocated to beneficial conversion feature on issuance of Debenture		2,316,159			2,316,159
Issuance costs allocated to share purchase warrants and beneficial conversion feature on issuance of Debenture		(93,876)			(93,876)
Warrants issued to finders on issuance of Debenture		5,770			5,770
Transfer from derivative liability warrants exercised	751,691				751,691
Stock-based compensation		327,861			327,861
Ending Balance at Feb. 28, 2013	$ 33,659,380	$ 15,088,169	$ (13,514,818)	$ (34,928,564)	$ 304,167
Ending Balance (Shares) at Feb. 28, 2013	183,551,407

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Feb. 28, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Text Block]

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Passport Potash Inc. (the “Company”) was incorporated on August 11, 1987. The Company’s corporate jurisdiction is the province of British Columbia, Canada. The Company is engaged in the acquisition and exploration of mineral properties. The Company’s shares are listed on the TSX-Venture Exchange (“TSX-V”).

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with US generally accepted accounting principles (“GAAP”) which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. The Company is in the exploration stage. It has not generated operating revenues to date, and has accumulated losses of $48,443,382 since inception. The Company has funded its operations through the issuance of capital stock and debt. In addition to planned exploration programs and ongoing operating costs, the Company has contractual commitments to make acquisition payments of $21,000,000 in the next twelve months. The Company will also need to repay outstanding convertible debentures if these are not converted. At February 28, 2013, the Company had cash of $1,643,771 and a working capital deficit of $2,286,657. Management plans to raise additional funds through equity and/or debt financings. There is no certainty that further funding will be available as needed. These factors raise substantial doubt about the ability of the Company to continue operating as a going concern. The Company’s ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon its ability to raise new capital sufficient to fund its commitments and ongoing losses, and ultimately on generating profitable operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars (“USD”). The Company has not produced revenues from its principal business and is an exploration stage company as defined by “Accounting and Reporting by Development Stage Enterprises.” These financial statements include the accounts of the Company and its wholly owned subsidiary, PPI Holding Corporation. All intercompany transactions and balances have been eliminated.

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain of the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these financial statements relate to carrying values of unproven mineral properties, determination of fair values of stock based transactions and derivative liability, estimates made on initial recognition of convertible debentures and deferred income tax rates.

Long Lived Assets

The carrying value of long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability accretes until the Company settles the obligation. To date the Company has not incurred any measurable asset retirement obligations.

Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at discrete points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash and cash equivalents, receivables, injunction bond, trade payable approximates their carrying value due to their short-term nature. The estimated fair value of the convertible debenture is the face value of the instrument. The carrying value of the derivative liability is determined by its fair value.

Foreign Currency Translation and Transaction

The functional currency for the Company is USD. The Company translates assets and liabilities to USD using year-end exchange rates, translates unproved mineral properties and equipment using historical exchange rates, and translates expenses using average exchange rates during the period. Exchange gains and losses arising from the translation of foreign entity financial statements are included in current operations.

Income Taxes

Income taxes are determined using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's financial statements.

Income / Loss per Share

The Company presents both basic and diluted income / loss per share (“EPS”) on the face of the statements of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Unproven Mineral Properties

Realization of the Company's investment in and expenditures on unproven mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral properties. To the best of its knowledge the Company believes all of its unproved mineral interests are in good standing and that it has title to all of these mineral interests.

The Company classifies its mineral rights as tangible assets and accordingly acquisition costs are capitalized as mineral property costs. Mineral exploration costs are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents.

Stock Options and Other Share-Based Compensation

The Company accounts for Stock-Based Compensation under ASC 718 “Compensation – Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

The Company accounts for stock-based compensation awards to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any stock options or warrants issued to non-employees are recorded in expense and additional paid-in capital in shareholders' equity/(deficit) over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options or warrants at the end of each period.

The value of the common stock is measured at the earlier of (i) the date at which a firm commitment for performance by the counterparty to earn the equity instruments is reached or (ii) the date at which the counterparty's performance is complete.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

EQUIPMENT	12 Months Ended
Feb. 28, 2013
EQUIPMENT [Text Block]

NOTE 3 – EQUIPMENT

Equipment

Cost:
At February 28, 2013, February 29, 2012 and February 28, 2011	$34,527

Depreciation:
At February 28, 2011	$33,205
Charge for the year	278
At February 29, 2012	33,483
Charge for the year	220
At February 28, 2013	$33,703
Net book value:
At February 29, 2012	$1,044
At February 28, 2013	$824

UNPROVEN MINERAL PROPERTIES	12 Months Ended
Feb. 28, 2013
UNPROVEN MINERAL PROPERTIES [Text Block]

NOTE 4 – UNPROVEN MINERAL PROPERTIES

Holbrook Basin Project

	February 28,		February 29,			February 28,
	2013	Additions	2012	Additions		2011
Property acquisition costs
Cash paid for property	$1,600,000	$300,000	$1,300,000	$1,300,000		$-
	$1,600,000	$300,000	$1,300,000	$1,300,000		$-
Option payments and exploration costs
					$
Assay	$283,077	$209,758	$73,319	$73,319		-
Drilling and related costs	8,523,194	3,308,785	5,214,409	3,749,396		1,465,013
Geological consulting	2,491,031	1,177,932	1,313,099	1,036,177		276,922
License and filing	443,676	344,273	99,403	99,403		-
Option payments	6,362,855	3,699,792	2,663,063	1,175,209		1,487,854
Project administration	2,678,446	783,470	1,894,976	1,153,359		741,617
Recovery	(112,668)	(112,668)	-	-		-
	$20,669,611	$9,411,342	$11,258,269	$7,286,863		$3,971,406

The Company acquired mineral claims in the Holbrook Basin Project through the following agreements:

Holbrook Basin Property, Arizona

On September 30, 2008, as amended, the Company entered into an option agreement to purchase 100% of certain mining claims located in the Holbrook Basin region of Arizona, USA, for the following considerations:

a)	$100,000 on execution of the agreement (paid);
b)	1,000,000 options (issued with a fair value of $61,152) upon receipt of TSX-V approval of the agreement;
c)	$125,000 ninety days following issuance of a drill permit from the Arizona State Land Department (paid);
d)	250,000 shares on April 1, 2009 (issued with a fair value of $26,988);
e)	2,681,000 shares on October 1, 2009 (issued with a fair value of $217,064);
f)	5,000,000 shares on November 1, 2010 (issued with a fair value of $262,274);
g)	$350,000 six months following TSX-V approval of the issuance of 5,000,000 shares (paid);
h)	Funding of $200,000 in exploration expenditures pursuant to the completion of a NI 43 - 101 technical report (completed);
i)	250,000 shares upon completion of a NI 43 - 101 technical report after drilling (issued with a fair value of $45,595); and
j)	During the year ended February 29, 2012, the Company purchased the 1% Net Smelter Royalty (“NSR”) for $1 million.

The Company now has a 100% interest, with no NSR, in the Holbrook Basin Property.

At February 28, 2013, the Company had a reclamation bond of $15,000 (February 29, 2012: $15,000) for work done on the Holbrook Basin Property.

Twin Butte Ranch, Arizona

A.	Twin Butte Ranch

On August 28, 2009, as amended, the Company entered into a four year lease with an option to purchase private deeded land within the Holbrook Basin. Under the terms of the agreement the Company can earn a 100% undivided interest in the deeded land and sub-surface mineral rights by making lease payments totaling $500,000 over four years and, upon exercising its option to purchase, by paying $20,000,000 for the entire Twin Butte Ranch including all sub-surface mineral rights except those pertaining to oil and gas, petrified wood and geothermal resources. There are no royalties associated with the sub-surface mineral rights.

Details of the payments under the agreement are as follows:

a)	A payment of $50,000 and $10,000 legal costs on or before November 26, 2009 (paid);
b)	A payment of $25,000 on September 17, 2010 (paid);
c)	A payment of $75,000 on December 1, 2010 (paid);
d)	A payment of $150,000 on August 28, 2011 (paid); and
e)	A payment of $200,000 on August 28, 2012 (paid).

Upon exercising its option to purchase the entire Twin Butte Ranch, the Company must deliver a certified cheque in the amount of $1,000,000 on or before August 28, 2013, followed by a payment of $19,000,000 within thirty days.

The lease agreement and purchase option will expire on August 28, 2013 or such other time as is mutually acceptable and agreed to in writing by both parties.

Fitzgerald Ranch, Arizona
On May 7, 2012, as amended, the Company entered into an agreement to acquire the Fitzgerald Ranch for $17,000,000 as follows:

a)	A payment of $250,000 (February 29, 2012: payment of $225,000) (paid) (included in long-term deposits) as a deposit, towards this purchase;
b)	A payment of $500,000 (paid) upon execution of an amendment to the agreement in November 2012 (included in long-term deposits);
c)	A payment of $500,000 to be paid on the earlier of either October 31, 2013, or within 30 days of closing the Company's next financing;
d)	A payment of $500,000 to be paid on or before December 31, 2013;
e)	A payment of $1,000,000 to be paid on or before December 31, 2014; and
f)	The balance of $14,000,000 to be paid on the closing of the sale which is on or before June 30, 2015.

American Potash Property, Arizona
On November 12, 2010, the Company entered into an option agreement to acquire 100% of the right, title and interest in exploration permits within the Holbrook basin for the following consideration:

a)	500,000 shares of the Company to be issued on the earlier of December 15, 2010 or within five business days of the TSX-V acceptance date (issued with a fair value of $130,444);
b)	Three cash payments of $30,000 each with 12, 18, and 24 months of the acceptance date ($30,000 paid during the year ended February 29, 2012 and $60,000 paid during the year ended February 28, 2013); and
c)	All taxes assessed against the property and minimum exploration work to keep the claims in good standing.

The Company purchased the 2% NSR during March, 2012 for $300,000.

The Company now has a 100% interest, with no NSR, in the American Potash Property.

Mesa Uranium, Arizona
On August 31, 2010, the Company entered into an agreement to acquire 100% undivided interest in exploration permits within the Holbrook basin for the following consideration:

a)	500,000 shares of the Company upon TSX-V approval (issued with a fair value of $40,625);
b)	$20,000 within 90 days of the completion of next financing after the agreement date (paid);
c)	Minimum exploration expenditures of $19,518 in 2010 as required by the Arizona State Land Department (expended); and
d)	Maximum available assessment work credits or payments in lieu of the minimum requirements to keep the claims in good standing.

Upon completion of all terms above, the Company shall have earned a 75% interest and title of the permits shall be transferred to the Company (Earned). The Company can purchase the remaining 25% interest by paying $100,000 cash, share equivalent or work expenditures (Expended). The property is subject to a 2% NSR and the Company can purchase the NSR at a price of $300,000 for the full 2%. During the year ended February 29, 2012, the Company purchased the 2% NSR for $300,000.

The Company now has a 100% interest, with no NSR, in the Mesa Property.

Ringbolt Property, Arizona
On March 28, 2011 the Company entered into an option agreement to acquire 90% undivided legal and beneficial interest in and to the Ringbolt Property free and clear of all encumbrances in exploration leases for the following consideration:

a)	$50,000 upon execution of the agreement (paid);
b)	$250,000 upon TSX-V approval on May 17, 2011 (paid) and 1,000,000 common shares (issued with a fair value of $669,384);
c)	Minimum exploration expenditures within 1 year of TSX-V approval of $500,000 (completed);
d)	On or before the first anniversary of TSX-V approval $350,000 and 1,400,000 common shares (see below);
e)	Minimum exploration expenditures within first year of first anniversary of TSX-V approval of $750,000 ;
f)	$350,000 upon second anniversary of TSX-V approval and 1,600,000 common shares; and
g)	Minimum exploration expenditures within 1 year of second anniversary of TSX-V approval of $1,000,000.

On completion of all terms above, the Company shall have earned a 90% interest and title of the permits shall be transferred to the Company. Upon exercise of the option agreement, the Company shall be deemed to be granted an option to purchase the remaining 10% interest in the Property for the payment of $5,000,000.

The Company paid a finder’s fee of $25,825 to a third party in connection with this option agreement.

During the year ended February 28, 2013, the Company became the subject to a civil action in the Third Judicial District court, Salt Lake County, State of Utah in connection with the Ringbolt Property option agreement. The optionors were seeking payment of $350,000, 1,400,000 of the Company’s shares and $20,716 in expenses related to the property, alternatively damages of $644,000. The Company did not make the required payment and did not issue the shares to the optionors as it contended that the optionors were in default of the option agreement. The Company counter claimed for specific performance under the option agreement and has paid the $350,000 and issued the 1,400,000 shares into the Utah court.

The court ruled that tender to the court was not sufficient; therefore, the cash and shares were released to the optionors on July 10, 2012. The fair value of the 1,400,000 shares was $271,936. The Company deposited a bond in the amount of $350,000 with the Court as security for the preliminary injunction, which is disclosed on the balance sheet as Injunction Bond. Subsequent to February 28, 2013, the amount deposited was refunded to the Company. On September 10, 2012, the court granted the motion for a preliminary injunction, which enjoined the optionors from terminating the Ringbolt option agreement based upon the grounds alleged by the optionors.

On October 30, 2012 the Company entered into an amended option agreement (the “Amendment Agreement”) to acquire 100% undivided legal and beneficial interest in and to the Ringbolt Property, free and clear of all encumbrances in exploration leases, according to the following terms:

1.	The Company will pay to the optionors a total of $3,850,000 according to the following schedule:

a)	$150,000 upon execution of the Amendment Agreement (paid);
b)	$2,450,000 upon TSX-V approval (paid); and
c)	$1,250,000 on or before October 31, 2014.

2.	The Company will issue 750,000 common shares to the optionors upon TSX-V approval (issued with a fair value of $168,291).

3.	Upon written notice from the TSX-V that the Amendment Agreement has been approved, the parties shall simultaneously do the following:

a)

The optionors shall assign all of their right, title, and interest in and to the Ringbolt Property and will take all necessary action with the Arizona State Land Department to effect such assignment (completed); and

b)

The Company will place into escrow on behalf of the optionors the $2,450,000 cash payment and the 750,000 common shares of the Company. The cash payment and shares will be released to the optionors upon receipt of confirmation of the assignment of the Ringbolt Property to the Company (completed).

4.	There will be no royalty attached to the transferred permits.

5.	Should the Company sell or in any way transfer its interest in the Ringbolt Property, the optionors will receive a bonus payment in accordance with the following schedule:

a)	If the Company receives less than $30 million for the transaction, then no bonus payment shall be payable;
b)	If the Company receives greater than $30 million but less than $40 million the optionors would receive 20% of the gross consideration in excess of $30 million;
c)

If the Company receives greater than $40 million but less than $50 million the optionors would receive $2,000,000 plus 10% of the gross consideration in excess of $40 million, to a maximum of $1,000,000 ; or

d)	If the Company receives greater than $50 million the optionors would receive $3,000,000 plus 20% of the gross consideration received in excess of $50 million.

Based upon the foregoing, the parties have agreed to a mutual release and settlement of any claims and causes of action between the parties as of the date of the Amended Agreement.

On December 8, 2012, the Company entered into a second amendment to the option agreement to acquire 100% of the Ringbolt Property. The amendment stipulates that in the event that the cash payment of $2,450,000 following TSX-V approval of the Amendment Agreement is delayed, the parties agree to extend the payment deadline for a period of 30 days from the date of final approval from the TSX-V with the payment of $100,000 to one of the optionors with this extension payment to be deducted from the $2,450,000 payment due following TSX-V approval. A payment of $100,000 was made to the optionor on December 20, 2012 and the balance of $2,350,000 on 28 February 2013.

Joint Exploration Agreement – HNZ Potash, LLC (“HNZ”)
On July 27, 2012 the Company entered into a Joint Exploration Agreement in which the Company assigned 50% of their interest in twenty-one permitted parcels within the Holbrook Basin Project (from Holbrook Basin Property and Twin Buttes Ranch above) to HNZ. In return, HNZ reimbursed the Company for 50% of mineral exploration costs previously incurred on the permits, ($112,668 received during the year ended February 28, 2013), and the Company will be liable for 50% of the future costs relating to the permits.

CONVERTIBLE PROMISORY NOTES PAYABLE	12 Months Ended
Feb. 28, 2013
CONVERTIBLE PROMISORY NOTES PAYABLE [Text Block]

NOTE 5 – CONVERTIBLE PROMISORY NOTES PAYABLE

On February 19, 2013, the Company borrowed $5,305,540 from twenty four lenders by way of convertible debentures (a “Debenture”) having a term until February 19, 2014 (the “Maturity Date”) and bearing interest at 15% per annum which shall accrue and be payable on the earlier of the Maturity Date, or the date the entire principal amount of each Debenture is converted. The principal amount of the Debentures is convertible into shares of common stock of the Company at the option of the holder, in whole or in part, at a price of US$0.19 per share until the Maturity Date. The Debentures are secured by a first ranking floating charge security on all of the Company’s assets.

In addition each holder of a Debenture received five common share purchase warrants for each US$1.00 of principal amount of the Debenture, entitling the holder to acquire one share of common stock of the Company for each warrant at an exercise price of US$0.19 per share for a period of one year from the date of issuance resulting in the Company issuing 26,527,700 warrants with an exercise price of US$0.19 for one year. The Company determined the fair value of the warrants to be $2,049,578 using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0 ; Expected stock price volatility – 76%; Risk-free interest rate – 1.07%; Expected life – 1 year.

The proceeds were allocated to the Debenture and the warrants based on their relative fair values and accordingly, $3,827,098 was allocated to the Debenture and $1,478,442 was allocated to the warrants and recorded as a reduction in the liability and an increase in additional paid-in capital.

In accordance with ASC 470-20 “Debt with Conversion and Other Options”, the Company recognized the value of the embedded beneficial conversion feature of $2,316,159. This value was recorded as a reduction of the liability and an increase in additional paid-in capital.

In connection with this private placement of debentures, the Company paid $73,958 in finder’s fees and issued 101,882 finder’s warrants. Each finder’s warrant entitles the holder to purchase one common share for US$0.19 per share for one year from the date of issuance. The fair value of the finder’s warrant portion calculated using the Black-Scholes Option Pricing Model was $5,770, recorded as a Debenture issuance cost. The Company also incurred legal and filing fee costs of $51,528. Of the total issuance costs incurred, $37,380 was recorded as deferred debt issuance costs and $93,876 was charged to additional paid-in capital.

	February 28,	February 29,
Convertible Debenture – Tranche I	2013	2012
Opening balance	$-	$-
Subscriptions received	5,305,540	-
Subscriptions allocated to detachable share purchase warrants	(1,478,442)	-
Intrinsic beneficial conversion feature	(2,316,159)	-
Accretion	93,566	-
Interest	19,623	-
Closing balance	$1,624,128	$-

The difference between the amount recorded to the Debentures on initial recognition and the value at Maturity will be accreted using the effective interest rate method. During the year ended February 28, 2013, $93,566 was expensed as a non-cash interest charge.

During the year ended February 28, 2013 the Company received subscriptions of $350,000 towards convertible debenture offerings. These offerings closed subsequent to February 28, 2013 (Note 11).

RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 28, 2013
RELATED PARTY TRANSACTIONS [Text Block]

NOTE 6 – RELATED PARTY TRANSACTIONS

Related party balances

The following amounts due to related parties are included in trade payables and accrued liabilities:

	February 28,	February 29,
	2013	2012
Directors of the Company (i)	$173,025	$19,683
Director of the Company (ii)	-	15,812
	$173,025	$35,495

(i)	These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(ii)	The amount is unsecured, bears a monthly interest rate of 1.5% and has no fixed terms of repayment.

Related party transactions

The Company incurred the following transactions with directors, officers and companies that are controlled by directors and officers of the Company.

	Year ended
	February 28,	February 29,
	2013	2012
Administration	$18,460	$17,849
Consulting fees	564,066	112,484
Management fees	667,964	240,121
Mineral exploration costs	433,591	755,986
	$1,684,081	$1,126,440

COMMON STOCK	12 Months Ended
Feb. 28, 2013
COMMON STOCK [Text Block]	NOTE 7 – COMMON STOCK Share Issuances:

During the year ended February 28, 2013, the Company issued the following shares:

(a)	During the year ended February 28, 2013, 9,602,701 warrants were exercised at CDN$0.10 per share for proceeds of $962,613.

(b)	The Company issued 2,400,000 shares pursuant to mineral property option agreements at fair values ranging from CDN$0.19 to CDN$0.23 per share for a total fair value of $485,822. (Note 4).

(c)

On February 19, 2013 the Company issued 2,224,999 units through a non-brokered private placement at a price of CDN$0.18 per unit for total proceeds of $402,632. Each unit consists of one common share and one-half of one common share purchase warrant with one share purchase warrant exercisable at a price of CDN$0.25 per share for five years. $216,796 of the proceeds were allocated to the warrants and recorded as a derivative liability which was determined using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0 ; Expected stock price volatility – 147%; Risk-free interest rate – 1.42%; Expected life – 5 years. Share issuance costs of $13,188 were incurred in connection with this transaction, being $11,598 cash and 9,527 warrants with the same terms as the unit warrants which were valued at $1,590.

During the year ended February 29, 2012, the Company issued the following shares:

(a)

On January 16, 2012, the Company completed a non-brokered private placement of 41,666,425 units at a price of CDN$0.18 per unit for gross proceeds of $7,537,877. Each unit consists of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of CDN$0.20 per warrant for one year. $3,668,077 of the proceeds were allocated to the warrants and recorded as a derivative liability which was determined using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0 ; Expected stock price volatility – 128%; Risk-free interest rate – 0.94%; Expected life – 1 year. Share issuance costs of $100,036 were incurred in connection with this transaction, being $67,336 cash and 194,428 warrants with the same terms as the unit warrants which were valued at $32,700.

(b)	During the year ended February 29, 2012, 2,928,750 options were exercised at prices ranging from CDN$0.10 to CDN$0.32 per share for proceeds of $538,365.

(c)	During the year ended February 29, 2012, 2,275,000 warrants were exercised at prices ranging from CDN$0.10 to CDN$0.35 per share for proceeds of $319,105.

(d)	The Company issued 1,000,000 common shares pursuant to a mineral property acquisition option agreement at a fair value of $0.67 per share for a total fair value of $669,384 (Note 4).

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the TSX-V requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent ( 5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed two percent ( 2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

The changes in options during the year ended February 28, 2013 and the year ended February 29, 2012 are as follows:

	Year ended		Year ended
	February 28, 2013		February 29, 2012
		Weighted		Weighted
		average		average
		exercise		exercise
	Number of	price	Number of	price
	options	(CDN$)	options	(CDN$)

Options outstanding, beginning of year	16,811,892	$0.32	10,886,00 0	$0.75
Options granted	1,468,000	0.21	9,004,642	0.40

Options exercised	-	-	(2,928,750)	0.18
Options cancelled	-	-	(150,000)	1.20

Options outstanding, end of year	18,279,892	$0.31	16,811,892	$0.32

Options exercisable, end of year	18,279,892	$0.31	16,474,392	$0.31

At February 28, 2013 the following stock options were outstanding:

Number of	Exercise price
Options	CDN$	Expiry date
150,000	0.10	October 25, 2015
348,750	0.10	November 16, 2015
1,531,500	0.32	January 10, 2016
5,777,000	0.20	February 11, 2016
1,321,500	0.20	March 03, 2016
1,826,000	0.59	June 21, 2016
1,690,500	0.42	September 12, 2016
4,166,642	0.38	January 20, 2017
1,468,000	0.21	February 19, 2018
18,279,892

The weighted average remaining contractual life of the outstanding stock options is 3.41 years.

2013 Stock Option Grants

On February 20, 2013, the Company granted 1,468,000 incentive stock options to consultants at a price of CDN$0.21 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 147%; Risk-free interest rate – 1.42%; Expected life of options – 5 years. The fair value was determined to be $289,258 which was charged to stock based compensation expense and recorded in the additional paid-in capital during fiscal 2013.

2012 Stock Option Grants
On March 4, 2011, the Company granted 871,500 incentive stock options to directors, employees and consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 125%; Risk-free interest rate – 2.72%; Expected life of options – 5 years. The fair value was determined to be $641,926 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On March 4, 2011, the Company granted 450,000 incentive stock options to investor relation consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 128%-143%; Risk-free interest rate – 1.17% - 2.2%; Expected life of options – 5 years. The fair value was determined to be $160,816 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On June 22, 2011, the Company granted 1,776,000 incentive stock options to directors, employees and consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 121%; Risk-free interest rate – 2.22%; Expected life of options – 5 years. The fair value was determined to be $898,205 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On June 22, 2011, the Company granted 50,000 incentive stock options to investor relation consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 127%-134%; Risk-free interest rate – 1.2% - 1.26%; Expected life of options – 5 years. The fair value was determined to be $10,786 and $2,696 was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2013 ($8,090 in fiscal 2012).

On September 13, 2011, the Company granted 1,690,500 incentive stock options to directors, employees and consultants at a price of CDN$0.42 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 129%; Risk-free interest rate – 1.46%; Expected life of options – 5 years. The fair value was determined to be $665,024 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On January 12, 2012, the Company granted 3,966,642 incentive stock options to directors, employees and consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 129%; Risk-free interest rate – 1.48%; Expected life of options – 5 years. The fair value was determined to be $1,222,663 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On January 12, 2012, the Company granted 200,000 incentive stock options to investor relation consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 131%; Risk-free interest rate – 1.77% - 1.93%; Expected life of options – 5 years. The fair value was determined to be $35,907 was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2013.

On January 18, 2012, the Company re-priced the exercise prices of 5,777,000 incentive stock options from $1.20 to $0.20 per share and 1,321,500 incentive stock options from $0.83 to $0.20 per share. The following assumptions were used for the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 131%; Risk-free interest rate – 1.21%; Expected life of options – 5 years. The incremental fair value was determined to be $467,201 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

Share purchase warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

Number of warrants
Balance, February 28, 2011	32,047,701
Issued with private placements	21,027,632
Exercised	(2,275,000)
Balance, February 29, 2012	50,800,333
Issued with private placements	27,751,608
Exercised	(9,602,701)
Expired	(20,364,428)
Balance, February 28, 2013	48,584,812

At February 28, 2013 the following share purchase warrants were outstanding:

Number of	Exercise price	Expiry date
warrants	CDN$ USD$
20,833,204	0.20	January 16, 2014
1,122,026	0.25	February 19, 2018
26,629,582	0.19	February 19, 2014
48,584,812

INCOME TAXES	12 Months Ended
Feb. 28, 2013
INCOME TAXES [Text Block]

NOTE 8 – INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended	Year ended
	February 28,	February 29,
	2013	2012
Net profit (loss)	$(9,474,700)	$8,505,659

Statutory tax rate	25.00%	26.25%

Expected income tax expense (recovery) at the statutory tax rate	(2,368,675)	2,232,735
Non-deductible items and other	(792,407)	(4,725,022)
Effect of reduction in tax rates	-	118,680
Change in valuation allowance	3,161,082	2,373,607
Income tax expenses (recovery)	$-	$-

Temporary differences that give rise to the following deferred income tax assets are:

	February 28,	February 29,
	2013	2012
Non-capital loss carry-forwards	$2,147,215	$1,219,328
Mineral properties	5,186,354	2,959,722
Share issuance costs	43,554	35,406
Equipment	42,082	43,666
	7,419,204	4,258,122
Valuation allowance	(7,419,204)	(4,258,122)
	$-	$-

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian			Share
	non-capital			issue
	losses	Resource pools	Equipment	costs
2015	$439	$-	$-	$-
2026	63,930	-	-	-
2027	54,801	-	-	-
2028	317,553	-	-	-
2029	408,310	-	-	-
2030	383,183	-	-	-
2031	687,525	-	-	-
2032	2,645,909	-	-	-
2033	4,027,208	-	-	-
No expiry	-	20,745,414	175,710	174,216
	$8,588,858	$20,745,414	$175,710	$174,216

DERIVATIVE LIABILITY	12 Months Ended
Feb. 28, 2013
DERIVATIVE LIABILITY [Text Block]

NOTE 9 – DERIVATIVE LIABILITY

	February 28,	February 29,
	2013	2012
Balance, beginning	$6,374,170	$26,589,856
Fair value of warrants issued	216,796	3,668,077
Fair value of warrants exercised	(751,691)	(1,674,607)
Fair value change of warrants	(4,219,489)	(22,209,156)
	$1,619,786	$6,374,170

The derivative liability consists of the fair value of share purchase warrants that were issued in unit private placements that have an exercise price in a currency (Canadian dollars) other than the functional currency of the Company. The derivative liability is a non-cash liability and the Company is not required to expend any cash to settle this liability.

Details of these warrants and their fair values are as follows:

		February 28, 2013		February 29, 2012
	Exercise
	Price	Number		Number
	($CDN)	Outstanding	Fair Value	Outstanding	Fair Value
July 17, 2009	$0.20	-	$-	-	$-
June 29, 2010	$0.10	-	-	1,713,156	312,520
November 8, 2010	$0.10	-	-	7,924,545	1,488,100
January 31, 2011	$0.35	-	-	20,070,000	1,764,212
January 11, 2012	$0.20	20,833,204	1,406,500	20,833,204	2,809,338
February 19, 2013	$0.25	1,112,499	213,286	-	-
		21,945,703	$1,619,786	50,540,905	$6,374,170

The fair value of the share purchase warrants were calculated using the Black-Scholes Option Pricing Model using the following assumptions: Expected dividend yield – 0 ( 2012:0%); Expected stock price volatility – 76%-147% ( 2012:102%-109%) Risk-free interest rate – 1.06% - 1.42% ( 2012:0.93% - 0.95%); Expected life of share purchase warrants – 0.87 - 4.97 years (2012:0.33 - 0.92 years).

NON CASH TRANSACTIONS	12 Months Ended
Feb. 28, 2013
NON CASH TRANSACTIONS [Text Block]

NOTE 10 – NON CASH TRANSACTIONS

The Company incurred the following non-cash transactions that are not reflected in the statements of cash flows:

	Year ended
	February 28,	February 29,
	2013	2012
Fair value of shares issued on acquisition of unproven mineral properties	$485,822	$669,384

SUBSEQUENT EVENTS	12 Months Ended
Feb. 28, 2013
SUBSEQUENT EVENTS [Text Block]	NOTE 11 – SUBSEQUENT EVENTS
(a)	On March 14, 2013 the Company issued an aggregate of $285,000 in convertible debentures having the same terms as the Debenture (Note 5) and having a term until March 14, 2014.

(b)	On April 4, 2013 the Company issued an aggregate of $200,000 in convertible debentures having the same terms as the Debenture (Note 5) and having a term until April 4, 2014.

(c)	Subsequent to February 28, 2013, the Company issued 41,666 shares for 41,666 warrants exercised at CAD$0.20 for gross proceeds of CAD$8,333.